Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares subject to possible redemption, shares	3,255,593	31,921,634
Class A ordinary shares subject to possible redemption, redemption value (in Dollars per share)	$ 10.78	$ 10.15
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding
Preferred stock shares issued
Class A Ordinary Shares
Class A ordinary shares subject to possible redemption, shares	3,255,593	31,921,634	31,921,634
Class A ordinary shares subject to possible redemption, redemption value (in Dollars per share)		$ 10.15	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	7,980,409	0	0
Common stock, shares outstanding	7,980,409	0	0
Class B Ordinary Shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	0	7,980,409	7,980,409
Common stock, shares outstanding	0	7,980,409	7,980,409